FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	December 31, 2024		December 31, 2025
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative assets — current	$14,025	Derivative assets — current	$15,002
Interest rate swaps	Other non-current assets	3,543	Other non-current assets	1,732
	Total	$17,568	Total	$16,734

	Fair Value of Derivative Liabilities
	December 31, 2024		December 31, 2025
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative liabilities — current	$13,738	Derivative liabilities — current	$6,179
Interest rate swaps	Other non-current liabilities	6,063	Other non-current liabilities	9,654
	Total	$19,801	Total	$15,833

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
		of Operations
	Location in	Years Ended December 31,
	Statements of Operations	2023	2024	2025
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	$(38,241)	$(51,406)	$(42,437)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	10,712	6	15
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	25	—	—
	Total	$(27,504)	$(51,400)	$(42,422)